May 01, 2025
AZL Government Money Market Fund
Investment Objective
The Fund seeks current income consistent with stability of principal.
Fees and Expenses Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL Government Money Market Fund AZL Government Money Market Fund
Management Fee	0.35%
Distribution (12b-1) Fees	0.25%
Recoupment of Prior Waived Fees	0.23%	[1]
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	[2]
[1]	The Manager, the Distributor and the Fund have entered into a written agreement to waive, reimburse, or pay the Fund’s expenses as necessary to maintain a minimum daily net investment income for the Fund of 0.00%. Amounts previously waived, reimbursed, or paid are subject to repayment (recoupment) by the Fund, provided that: (1) the repayments will not cause the Fund’s net investment income to fall below 0.00%; (2) the repayments must be made no later than three years after the waiver, reimbursement, or payment took place; and (3) any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.
[2]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.34% through at least April 30, 2026, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
AZL Government Money Market Fund | AZL Government Money Market Fund | USD ($)	89	280	487	1,083

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully by cash and government securities. The Fund also has a policy to invest, under normal market conditions, at least 80% of its net assets in government securities or in repurchase agreements that are collateralized by government securities. The government securities in which the Fund may invest include any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, or any certificate of deposit for any of the foregoing.

Under normal circumstances, the Fund’s investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities, and forward commitment settlement securities transactions. The Fund invests in a portfolio of securities maturing in 397 calendar days or less (with certain exceptions as permitted by applicable regulation) and maintains a dollar-weighted average maturity of 60 calendar days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the U.S. Securities and Exchange Commission.

Principal Risks of Investing in the Fund
Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with the returns of the Three-Month U.S. Treasury Bill Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Prior to April 25, 2016, the Fund was known as the AZL Money Market Fund and managed pursuant to different investment strategies. Consequently, the performance information shown below for periods prior to April 25, 2016, reflects the Fund’s prior investment strategies and not its current investment strategies.

Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	1.15%
Lowest (Q1, 2022)	0.00%

Average Annual Total Returns
Average Annual Returns - AZL Government Money Market Fund		1 Year	5 Years	10 Years
AZL Government Money Market Fund		4.42%	1.91%	1.20%
Three-Month U.S. Treasury Bill Index	[1]	4.97%	2.47%	1.76%
[1]	Reflects no deduction for fees, expenses, or taxes.

The seven-day yield for the period ended December 31, 2024 was 3.67%. For the Fund’s current 7-day yield, telephone 800-624-0197 toll-free.